Acquisitions	12 Months Ended
Dec. 31, 2020
Acquisitions
Acquisitions

21) Acquisitions

During the years ended December 31, 2020 and 2018, the Partnership acquired from KNOT equity interests in two subsidiaries which own and operate the Tove Knutsen and the Anna Knutsen.

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The cost of the fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.1 million, $nil million and $0.1 million as of December 31, 2020, 2019 and 2018, respectively, were expensed as incurred under general and administrative expenses. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of each acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

	Final	Final
	Tove Knutsen	Anna Knutsen
	December 31,	March 1,
(U.S. Dollars in thousands)	2020	2018
Purchase consideration (1)	$21,898	$19,913
Less: Fair value of net assets acquired:
Vessels and equipment (2)	117,978	120,274
Cash	804	4,537
Inventories	136	257
Derivatives assets (liabilities)	(3,537)	1,839
Others current assets	270	111
Amounts due from related parties	—	520
Long-term debt	(93,139)	(84,217)
Long-term debt from related parties	—	(22,535)
Deferred debt issuance costs	769	1,228
Trade accounts payable	(430)	(971)
Accrued expenses	(622)	(1,013)
Amounts due to related parties	(331)	(117)
Total purchase consideration	21,898	19,913
Difference between the purchase price and fair value of net assets acquired	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final
	Tove Knutsen	Anna Knutsen
	December 31,	March 1,
(U.S. Dollars in thousands)	2020	2018
Cash consideration paid to KNOT (from KNOP)	$25,430	$14,637
Purchase price adjustments	(3,596)	5,276
Acquisition-related costs	64	—
Purchase price	$21,898	$19,913
(2)	Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Tove Knutsen of $3,040 and Anna Knutsen of $2,329.

Tove Knutsen

On December 31, 2020, the Partnership's wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT's 100% interest in KNOT Shuttle Tankers 34 AS ("KNOT 34"), the company that owns and operates the Tove Knutsen. The purchase price for the vessel was $117.8 million, less $93.1 million of outstanding indebtedness, plus approximately $0.8 million for certain capitalized fees related to the financing of the vessel and minus other purchase price adjustments of $3.6 million.

Anna Knutsen

On March 1, 2018, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS (“KNOT 30”), the company that owns and operates the Anna Knutsen. The purchase price for the vessel was $120.0 millionf, less $106.8 million of outstanding indebtedness, plus approximately $1.4 million for certain capitalized fees related to the financing of the vessel and plus other purchase price adjustments of $5.3 million.